INCOME TAXES	12 Months Ended
Dec. 31, 2021
INCOME TAXES
INCOME TAXES

20.INCOME TAXES

The income tax expense attributable to earnings differs from the amounts computed by applying the combined federal and provincial statutory income tax rate of 26.5% (26.5% in 2020) to loss before income taxes as a result of the following:

	December 31, 2021	December 31, 2020
	$	$
Loss before income taxes	(39,490)	(17,978)
Tax recovery computed at applicable statutory tax rate	26.50%	26.50%
Tax expense at combined statutory rate	(10,465)	(4,617)
Increase (decrease) in income taxes resulting from:
Temporary difference not recorded	8,937	4,268
Share-based payments	1,769	538
Non-deductible expenses	406	—
Non-taxable mining duties	(219)	(217)
Other	(28)	28
Income tax	400	—
Composition of deferred income taxes in the income statement:
Taxes payable	400	—
Income tax	400	—

As at December 31, 2021 and 2020, temporary differences and unused tax losses for which the Company has not recognized deferred tax assets are as follows:

	December 31, 2021	December 31, 2020
	$	$
FEDERAL
Exploration and evaluation expenses	37,787	24,034
Property and equipment	2,253	3,898
Equity investment	646	646
Asset retirement obligation	1,009	621
Share issue expenses	5,990	629
Research and development expenses	16,700	12,946
Non-capital losses	46,371	16
Other	74	30,747
	110,830	73,537
PROVINCIAL
Exploration and evaluation expenses	35,058	22,296
Property and equipment	2,253	3,881
Equity investment	646	646
Asset retirement obligation	1,009	621
Share issue expenses	293	629
Research and development expenses	19,447	14,427
Non-capital losses	45,943	16
Other	74	30,791
	104,723	73,307

The ability to realize the tax benefits is dependent upon several factors, including the future profitability of operations. Deferred tax assets are recognized only to the extent that it is probable that sufficient taxable profits will be available to allow the asset to be recovered.

As at December 31, 2021, the Company’s accumulated non-capital losses for tax purposes which can be used to reduce taxable income in future years as follows:

Year incurred	Expiration date	Federal	Provincial
2021	2040	18,535	18,515
2020	2040	10,836	10,546
2019	2039	5,381	5,457
2018	2038	4,137	4,044
2017	2037	2,526	2,578
2016	2036	1,447	1,361
2015	2035	873	844
2014	2034	662	644
2013	2033	747	738
2012	2032	765	757
2011	2031	61	59

The Company has investment tax credit carryovers of $2,693 ($1,915 in 2020) that expire between 2036 and 2040, which are available to reduce income taxes payables in future years.